Segment reporting	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment reporting

29.	Segment reporting
Prior to the merger, PSA’s four reportable segments were the Automotive division, consisting of the historical Peugeot Citroën DS business segment and of the Opel Vauxhall business segment, the Automotive Equipment segment, corresponding to the Faurecia Group (refer to Note 3, Scope of Consolidation for additional detail), and the Finance segment, corresponding to the Banque PSA Finance group, which provides exclusively retail financing to customers of the Peugeot, Citroën, DS, Opel and Vauxhall brands, as well as wholesale financing to the brands' dealer networks through joint ventures. Subsequent to the completion of the merger, the historical results of the Company have been re-presented to reflect the six reportable segments presented by Stellantis and include the impact of reclassifications made to align the previously reported results of PSA to the presentation adopted by Stellantis and the presentation of Faurecia as a discontinued operation. The 2019 information is presented as required; however, the 2019 information has not been used regularly by management and only includes PSA’s figures.
The Company’s activities are carried out through six reportable segments: five regional vehicle segments (North America, South America, Enlarged Europe, Middle East & Africa, and China and India & Asia Pacific) and Maserati, our global luxury brand segment. These reportable segments reflect the operating segments of the Company that are regularly reviewed by the Chief Executive Officer, who is the “chief operating decision maker”, for making strategic decisions, allocating resources and assessing performance, and that exceed the quantitative threshold provided in IFRS 8 – Operating Segments (“IFRS 8”), or whose information is considered useful for the users of the financial statements.
The Company’s five regional vehicle reportable segments deal with the design, engineering, development, manufacturing, distribution and sale of passenger cars, light commercial vehicles and related parts and services in specific geographic areas: North America (U.S., Canada and Mexico), South America (including Central America and the Caribbean islands), Enlarged Europe (primarily the countries of the European Union, United Kingdom and Russia), Middle East & Africa (primarily Turkey, Morocco, Egypt and Algeria) and China and India & Asia Pacific (Asia and Pacific countries). The Company's global luxury brand reportable segment, Maserati, deals with the design, engineering, development, manufacturing, worldwide distribution and sale of luxury vehicles under the Maserati brand.
Transactions among the mass-market vehicle segments generally are presented on a “where-sold” basis, which reflect the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and includes revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
Other activities includes the results of our industrial automation systems design and production business, our cast iron and aluminum components business, our financial services activities, as well as the activities and businesses that are not operating segments under IFRS 8. In addition, Unallocated items and eliminations includes consolidation adjustments and eliminations. Financial income and expenses, income taxes and share of the profit of equity method investees are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted operating income is the measure used by the chief operating decision maker to assess performance, allocate resources to the Company's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted operating income/(loss) excludes from Net profit/(loss) from continuing operations adjustments comprising restructuring, impairments, asset write-offs, disposals of investments and unusual operating income/(expense) that are considered rare or discrete events and are infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance, and also excludes Net financial expenses/(income), Tax expense/(benefit) and Share of the profit of equity method investees.
Unusual operating income/(expense) are impacts from strategic decisions as well as events considered rare or discrete and infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance. Unusual operating income/(expense) includes, but may not be limited to:
•Impacts from strategic decisions to rationalize Stellantis’ core operations,
•Facility-related costs stemming from Stellantis’ plans to match production capacity and cost structure to market demand, and
•Convergence and integration costs directly related to significant acquisitions or mergers.
For the year ended December 31, 2021, Pro Forma Adjusted operating income includes the Adjusted operating income of FCA for the period January 1 - January 16, 2021. For the year ended December 31, 2020, Pro Forma Adjusted operating income includes the Adjusted operating income result of FCA for the period January 1 - December 30, 2020. See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted operating income. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2021, 2020 and 2019:

2021	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues(1)	€67,715	€10,496	€58,728	€5,165	€3,927	€2,003	€2,768	€(1,383)	€149,419
Net revenues from transactions with other segments	(9)	(22)	(126)	—	(3)	(1)	(1,222)	1,383	—
Net revenues from external customers(1)	67,706	10,474	58,602	5,165	3,924	2,002	1,546	—	149,419
Add: FCA Net revenues from external customers January 1 - January 16, 2021(2)	2,015	189	335	36	51	18	60	—	2,704
Add: Pro forma adjustments(3)	3	—	(7)	—	—	—	—	—	(4)
Pro Forma Net revenues from external customers, January 1 - December 31, 2021	69,724	10,663	58,930	5,201	3,975	2,020	1,606	—	152,119
Net revenues from transactions with other segments	12	18	130	—	5	1	1,122	(1,288)	—
Pro Forma Net revenues(4)	€69,736	€10,681	€59,060	€5,201	€3,980	€2,021	€2,728	€(1,288)	€152,119

Net profit from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Add: FCA operating income, January 1 - 16, 2021									€77
Add: Pro forma adjustments									€96
Pro Forma Operating income									€15,299
Adjustments:
Restructuring costs and other costs, net of reversals(5)	€(4)	€54	€781	€2	€—	€1	€39	€—	€873
Change in estimate of non-contractual warranties(6)	€2	€68	€581	€57	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(7)	€401	€13	€89	€—	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(8)	€58	€6	€233	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(9)	€—	€(253)	€—	€—	€—	€—	€—	€—	€(253)
Other(10)	€228	€41	€(17)	€(6)	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€(71)	€1,667	€59	€39	€20	€179	€134	€2,712
Pro Forma Adjusted Operating income	€11,356	€882	€5,370	€545	€442	€103	€(718)	€31	€18,011

Share of profit of equity method investees	€(14)	€—	€(46)	€118	€(7)	€—	€686	€—	€737
______________________________________________________________________________________________________________________________
(1) Groupe PSA (“PSA”) was identified as the accounting acquirer in the FCA-PSA merger, which was accounted for as a reverse acquisition, under IFRS 3 – Business
Combinations, and, as such, it contributed to the results of the Company beginning January 1, 2021. FCA was consolidated into Stellantis effective January 17, 2021, the day after the merger became effective
(2) FCA consolidated Net revenues, January 1 - January 16, 2021, excluding intercompany transactions
(3) Reclassifications made to present FCA’s Net revenues January 1 - January 16, 2021 consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues, January 1 - December 31, 2021
(5) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(6) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provision, for additional information
(7) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(8) Primarily related to certain vehicle platforms in Enlarged Europe
(9) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(10) Includes other costs primarily related to merger and integration activities

2021	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)

Net profit from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Adjustments:
Restructuring costs and other costs, net of reversals(1)	€(4)	€54	€781	€2	€—	€1	€39	€—	€873
Change in estimates of non-contractual warranties(2)	€2	€68	€581	€57	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(3)	€401	€13	€89	€—	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(4)	€58	€6	€233	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(5)	€—	€(253)	€—	€—	€—	€—	€—	€—	€(253)
Other(6)	€228	€41	€(17)	€(6)	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€(71)	€1,667	€59	€39	€20	€179	€134	€2,712
Less: Adjustments Jan 1-16, 2021(7)	€—	€—	€—	€—	€—	€—	€—	€—	€11
Adjusted Operating income	€11,103	€873	€5,419	€554	€444	€116	€(713)	€31	€17,827

_______________________________________________________________________________________________________________________________________________
(1) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(2) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provision, for additional information
(3) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(4) Primarily related to certain vehicle platforms in Enlarged Europe
(5) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(6) Includes other costs primarily related to merger and integration activities
(7) Primarily costs related to the merger

2020	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers, restated(1)	€122	€1,153	€42,383	€3,055	€864	€—	€79	€0	€47,656
Add: FCA Net revenues from external customers January 1 - December 31, 2020(2)	60,307	5,236	14,497	1,680	2,267	1,376	1,313	—	86,676
Add: Pro forma adjustments(3)	189	(134)	(490)	0	15	(3)	(27)	—	(450)
Pro Forma Net revenues from external customers	60,618	6,255	56,390	4,735	3,146	1,373	1,365	0	133,882
Net revenues from transactions with other segments	15	(3)	90	21	54	2	1,124	(1,303)	—
Pro Forma Net revenues(4)	60,633	6,252	56,480	4,756	3,200	1,375	2,489	(1,303)	133,882

Net profit from continuing operations									€2,338
Tax expense									€504
Net financial expenses									€94
Share of the loss of equity method investees									€74
Add: FCA operating income, January 1 - December 31, 2020									€2,165
Add: Pro forma adjustments									€2,261
Pro Forma Operating income									€7,436
Adjustments:
Impairment expense and supplier obligations(5)	€154	€176	€319	€(1)	€135	€297	€5	€44	€1,129
Restructuring costs, net of reversal(6)	€32	€27	€414	€—	€—	€3	€14	€—	€490
Provision for U.S. investigation matters(7)	€—	€—	€—	€—	€—	€—	€—	€222	€222
Loss/(gain) on disposal of investments(8)	€—	€—	€10	€—	€(204)	€—	€16	€—	€(178)
Other	€10	€(2)	€(199)	€(4)	€—	€4	€141	€175	€125
Total adjustments	€196	€201	€544	€(5)	€(69)	€304	€176	€441	€1,788
Pro Forma Adjusted Operating income	€6,123	€156	€3,059	€300	€231	€(91)	€(487)	€(67)	€9,224

Share of profit of equity method investees	€—	€—	€(3)	€1	€(446)	€—	€374	€—	€(74)
______________________________________________________________________________________________________________________________
(1) Net revenues from external customers of PSA as reported, re-presented to reflect the reportable segments presented by the Company, and to exclude the results of Faurecia S.E., which has been presented as a discontinued operation in the comparative Income Statement of the Company for the year ended December 31,2020
(2) Net revenues from external customers of FCA as reported, re-presented to reflect the reportable segments presented by the Company
(3) Reclassifications made to present FCA’s Net revenues consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues presented as if the FCA-PSA merger had been completed on January 1, 2020
(5) Impairment expense and supplier obligations, primarily related to impairment expense in North America, South America, Enlarged Europe and China and India & Asia Pacific due to reduced volume expectations primarily as a result of the estimated impacts of COVID, impairments of certain assets in Maserati and certain B-segment assets in Enlarged Europe, as well as impairments in North America due to the change in CAFE penalty rates for future model years
(6) Restructuring costs related to reorganization of operations, primarily in Enlarged Europe
(7) Provision recognized for estimated probable loss to settle matters under investigation by the U.S. Department of Justice, primarily related to criminal investigations associated with U.S. diesel emissions matters
(8) Loss/(gain) on disposal of investment primarily related to the disposal of CAPSA, which was a joint venture in China
(9) Primarily includes other costs related to merger and litigation proceedings

2019(1)	North America	South America	Enlarged Europe	Middle East & Africa	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers	€140	€1,746	€53,510	€2,582	€958	€—	€56	€1	€58,993
Net revenues from transactions with other segments	—	—	—	—	—	—	185	(185)	—
Net revenues	€140	€1,746	€53,510	€2,582	€958	€—	€241	€(184)	€58,993

Net profit from continuing operations									€2,921
Tax expense									€548
Net financial expenses									€124
Share of the profit of equity method investees									€62
Operating income									€3,655
Adjustments:
Restructuring costs, net of reversal(2)	€—	€31	€1,303	€—	€—	€—	€3	€—	€1,337
Impairment expense and supplier obligations(3)	€—	€80	€5	€(6)	€204	€—	€—	€—	€283
Gains on disposal of investments(4)	€—	€—	€(120)	€—	€—	€—	€—	€—	€(120)
Other	€—	€—	€(65)	€—	€(1)	€—	€8	€—	€(58)
Total adjustments	€—	€111	€1,123	€(6)	€203	€—	€11	€—	€1,442
Adjusted operating income	€8	€(102)	€5,076	€265	€46	€—	€(196)	€—	€5,097

Share of profit of equity method investees	€—	€—	€(15)	€(5)	€(437)	€—	€395	€—	€(62)
______________________________________________________________________________________________________________________________
(1) The 2019 information is presented as required; however, the 2019 information has not been used regularly by management and only includes PSA’s figures.
(2) Restructuring costs, primarily related to workforce restructuring plans, including early pensions and voluntary and senior leaves in Enlarged Europe and South America
(3) Impairment expenses, mainly related to research and development assets dedicated to activities in China, India and Asia Pacific and South America
(4) Gain on disposal of investments in Enlarged Europe
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2021	2020
	(€ million)
North America(1)	€48,344	€1
Italy	9,564	669
France	14,717	13,647
Germany	4,918	5,042
Spain	2,096	1,848
Brazil	2,946	208
Poland	637	285
Serbia	109	—
United Kingdom	1,335	1,394
Slovakia	392	440
Other countries	3,221	1,740
Faurecia	—	8,994
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	88,279	34,268
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment.